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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment             Number: ___
This Amendment (Check only one.):                   [ ]is a restatement.
                                                    [ ]adds new holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:     Technology Crossover Management IV, L.L.C.
Address:  c/o Technology Crossover Ventures
            528 Ramona Street
            Palo Alto, CA 94301

Form 13F File Number: 28-10060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell

Title: Attorney-in-Fact

Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell             Palo Alto, California         January 13, 2006

---------------------           --------------------          ---------------
 [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

         [X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

         [ ]13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:  $260,939
                                         (thousands)

                                                                                                                  Voting
                       Title of                  Value      Shares/   Sh/  Put/  Invstmt   Other                 Authority
Name of Issuer          Class          CUSIP    (x$1000)    PrnAmt    Prn  Call  Dscretn  Managers     Sole       Shared
None
---------------        --------      ---------  --------  ----------  ---- ----  -------  --------  ----------  -----------
Altiris, Inc.            Common      02148M100   77,167   4,568,827    SH           Sole             4,568,827          0

Amdocs Limited           Common      G02602103    2,053      74,671    SH           Sole                74,671          0

eLoyalty Corp.           Common      290151109    5,699     553,873    SH           Sole               553,873          0

Inphonic, Inc.           Common      45772G105   60,976   7,016,753    SH           Sole             7,016,753          0

Netflix, Inc.            Common      64110L106   99,965   3,694,196    SH           Sole             3,694,196          0

Redback Networks, Inc.   Common      84856M209   15,079   1,072,500    SH           Sole             1,072,500          0
                                               --------
                                     TOTAL     $260,939
